Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of funds and pension plans of senior management (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€) employees
Disclosure of transactions between related parties [line items]
Number of senior managers who ceased in their functions | employees		0
Senior management
Disclosure of transactions between related parties [line items]
Pension funds: Endowments and/or contributions	€ 2,550	€ 2,808
Pension funds: Accumulated rights	55,451	56,222
Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions	108
Retired senior management
Disclosure of transactions between related parties [line items]
Pension funds: Accumulated rights	€ 90,401	€ 113,060